SEGMENTED INFORMATION (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Revenue	$ 39,433	$ 18,836
Cost of sales - production costs	12,720	7,440
Cost of sales - depreciation	3,295	834
Mine operating income	23,418	10,562
Net income and total comprehensive income	13,471	5,712
Mexico | Avino
Revenue	34,980	18,836
Cost of sales - production costs	11,208	7,440
Cost of sales - depreciation	3,183	834
Mine operating income	20,589	10,562
Net income and total comprehensive income	11,954	7,320
Mexico | La Preciosa
Revenue	4,453	0
Cost of sales - production costs	1,512	0
Cost of sales - depreciation	112	0
Mine operating income	2,829	0
Net income and total comprehensive income	2,489	0
Canada | Corporate
Revenue	0	0
Cost of sales - production costs	0	0
Cost of sales - depreciation	0	0
Mine operating income	0	0
Net income and total comprehensive income	$ (972)	$ (1,608)